CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash provided from operating activities:
Net loss	$ (10,228)	$ (191,301)	$ (18,518)	[1]
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	0	(84)	(7,210)
Fair value adjustment on sale of inventory	984	4,342	8,796
Fair value adjustment on warrants, investments, and accounts receivable	(6,955)	(6,000)	(21,638)
Depreciation of property, plant and equipment	644	3,044	3,021
Amortization of intangible assets	1,758	2,343	1,158
Depreciation of right-of-use assets	594	1,944	1,550
Impairment of goodwill	0	107,854	275
Impairment of property, plant and equipment	0	2,277	0
Impairment of intangible assets	0	7,199	0
Impairment of right-of-use assets	0	1,914	0
Finance income, net	3,019	6,532	1,262
Deferred tax payments (benefit), net	394	(3,004)	278
Share-based payments	225	3,767	7,471
Share based acquisition costs related to business combination	0	0	807
Revaluation of other accounts receivable	0	3,982	0
Restructuring expenses	0	8,757	0
Loss from revaluation of investments	601	0	0
Total adjustments for non-cash items	1,264	144,867	(4,230)
Changes in non-cash working capital:
Increase (decrease) in trade receivables, net	2,320	6,058	(6,602)
Increase (decrease) in other accounts receivable and advances to suppliers	1,299	3,622	845
Decrease in biological assets, net of fair value adjustments	0	565	6,412
Increase (decrease) in inventory, net of fair value adjustments	4,771	883	(19,707)
Increase (decrease) in trade payables	(6,098)	11,284	5,573
Changes in employee benefit liabilities, net	(139)	(63)	28
Increase in other accounts payable and accrued expenses	(750)	12,126	2,661
Changes in non-cash working capital	1,403	34,475	(10,790)
Taxes paid	(514)	(681)	(834)
Net cash used in operating activities	(8,075)	(12,640)	(34,372)
Cash flows from investing activities:
Purchase of property, plant and equipment	(581)	(1,562)	(4,578)
Proceeds from sales of property, plant and equipment	0	210	0
Proceeds from loans receivable	0	350	7,796
Purchase of intangible assets	0	0	(17)
Acquisition of businesses, net of cash acquired	0	0	(12,536)
Deconsolidation of subsidiary	0	(406)	0
Investments in financial assets	0	0	(13)
Proceeds from sale of investment	0	0	319
Proceeds from (investment in) restricted deposits	0	0	17
Investments in associates	(601)	(125)	0
Net cash used in investing activities	(1,182)	(1,533)	(9,012)
Cash provided by financing activities:
Proceeds from issuance of share capital, net of issuance costs	1,688	3,756	28,131
Proceeds from issuance of warrants measured at fair value	6,585	0	11,222
Proceeds from exercise of warrants	0	0	3,682
Proceeds from exercise of options	0	333	133
Repayment of lease liability	(586)	(1,656)	(633)
Payment of lease liability interest	(63)	(1,429)	(1,347)
Proceeds from loans	5,482	9,636	7,804
Repayment of loans	(4,827)	(4,976)	0
Interest paid	(1,664)	(902)	(261)
Proceeds from discounted checks	2,802	0	0
Net cash provided by financing activities	9,417	4,762	48,731
Effect of foreign exchange on cash and cash equivalents	(796)	(2,043)	(329)
Increase (decrease) in cash and cash equivalents	(636)	(11,454)	5,018
Cash and cash equivalents at beginning of year	2,449	13,903	8,885
Cash and cash equivalents at end of year	1,813	2,449	13,903
Supplemental disclosure of non-cash activities:
Right-of-use asset recognized with corresponding lease liability	309	613	1,678
Conversion of warrant and compensation options into common shares	0	0	611
Issuance of shares in payment of purchase consideration liability	0	3,061	0
Issuance of shares in payment of debt settlement to a non-independent director of the company	$ 1,061	$ 0	$ 0

[1]	Reclassified in respect of discontinued operations - see Note 25.